ROBERT BRANTL, ESQ.
                                 322 4th Street
                               Brooklyn, NY 11215
                                  718-768-6045

                                                     February 6, 2006

Via EDGAR
Robert S. Littlepage
Accountant Branch Chief
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re: Hugo International Telecom, Inc.
             Item 4.01 Form 8-K
             Filed January 24, 2006
             File No. 333-67232

Dear Mr. Littlepage:

     I am counsel to Hugo International Telecom, Inc. I am writing in response to your letter to Kevin Kreisler dated January 26, 2006. The Staff's comments that were set forth in your letter are repeated below in bold italics.

     1. Because you have not filed, and it appears that you have not audited, the financial statements for your fiscal periods ending after December 31, 2001, we believe your disclosures should address your two most recent audited fiscal years and the subsequent interim period through the date of the dismissal of your former auditor. In making any disclosures about consultations with your new accountant, your disclosures should address your two most recent audited fiscal years and the subsequent interim period through the date of engagement. Please amend your 8-K to address the appropriate periods.

          1. In the week following the filing of the 8-K, the company filed its Annual Reports on Form 10-KSB for the years ended December 31, 2002, 2003 and 2004 containing audited financial statements for those years. However, in order to be in compliance with all interpretations of the instructions to Item 4.01, the Company has today filed an amendment to its 8-K that addresses consultations with the previous and the current auditors for all of the audited years from 2001 through 2004.

Robert S. Littlepage
February 6, 2006
Page 2



     2. To the extent that you make changes to the Form 8-K to comply with our comments, please obtain and file an updated Exhibit 16 letter from the former accountant stating whether the accountant agrees with the statements made in your revised Form 8-K.

          2. As requested, an updated Exhibit 16 has been filed with the amendment to Form 8-K.


     3. We note that the Exhibit 16 letter provided with your Form 8-K filed on, and dated January 20, 2006, is dated January 13, 2006 and uses an incorrect date in making reference to your Form 8-K. When obtaining an updated Exhibit 16 letter to file with your amended 8-K, please ensure that the letter from the former accountant includes the appropriate references.

          3. As requested, the updated Exhibit 16 now reflects the appropriate dates.

                                                       Sincerely,

                                                      /s/ Robert Brantl
                                                      -----------------
                                                          Robert Brantl

Robert S. Littlepage
February 6, 2006
Page 3



                                 ACKNOWLEDGEMENT

     The undersigned, as Chairman of Hugo International Telecom, Inc., hereby acknowledges that:

          - The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

          - Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

          - The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                                 Yours,

                                                 /s/ Kevin Kreisler
                                                    ------------------
                                                     Kevin Kreisler, Chairman